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AMERICAS

US Legal Services

Nicole L. Molleur

Paralegal

(860) 723-2256

Fax: (860) 723-2215

Nicole.Molleur@us.ing.com

VIA EDGARLINK

November 29, 2005

Securities and Exchange Commission

100 F Street

Washington, DC 20549

Attention: Filing Desk

Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: Opportunity Plus - Multiple Option Variable Annuity Contracts
File Nos.: 33-75962* and 811-2513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Supplement to the Contract Prospectus, Contract Prospectus Summary and the Statement of Additional Information contained in Post-Effective Amendment No. 42 to the Registration Statement on Form N-4 ("Amendment No. 42") for Variable Annuity Account C of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 42 which was declared effective on November 23, 2005. The text of Amendment No. 42 was filed electronically on November 23, 2005.

If you have any questions regarding this submission, please contact the undersigned or Michael Pignatella at 860-723-2239.

Sincerely,

/s/ Nicole L. Molleur

Nicole L. Molleur

______________

* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement: 33-75978.

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation